Parent Company Only Condensed Financial Information - Condensed Statements of Operations and Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	¥ (49,390)	$ (7,160)	¥ (56,675)	¥ (55,148)
Other income/(expense), net	7,832	1,135	5,093	12,784
Loss from operations	(72,212)	(10,469)	(101,140)	(79,172)
Interest income	2,282	331	5,905	12,719
Loss from investments, net	42,264	6,127	38,050	953
(Loss)/income before income tax and share of results of equity method investees	5,443	789	(57,186)	(65,691)
Share of results of equity method investees	3,906	566	(2,548)	(2,886)
Net (loss)/income	3,220	466	(60,573)	(66,959)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(2,695)	(391)	526	3,675
Unrealized securities holding gains/(losses), net of tax	(0)	(0)	(17,423)	3,496
Total comprehensive loss attributable to MOGU Inc.	(854)	(125)	(79,454)	(52,114)
Parent Company
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	(2,503)	(363)	(3,183)	(2,362)
Other income/(expense), net	(3,357)	(487)	885	3,892
Loss from operations	(5,860)	(850)	(2,298)	1,530
Interest income	870	126	1,984	0
(Loss)/income from subsidiaries, VIEs and VIEs' subsidiaries	6,374	924	(54,268)	(60,288)
Loss from investments, net	(179)	(26)	(8,062)	0
(Loss)/income before income tax and share of results of equity method investees	1,205	174	(62,644)	(58,758)
Share of results of equity method investees	636	92	87	(527)
Net (loss)/income	1,841	266	(62,557)	(59,285)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax	(2,695)	(391)	526	3,675
Share of other comprehensive income/(loss) of subsidiaries, VIEs and VIEs' subsidiaries, net of tax	0	0	(1)	2,276
Unrealized securities holding gains/(losses), net of tax	0	0	(17,422)	1,220
Total other comprehensive income/(loss)	(2,695)	(391)	(16,897)	7,171
Total comprehensive loss attributable to MOGU Inc.	¥ (854)	$ (125)	¥ (79,454)	¥ (52,114)